Income Tax/Deferred Tax - Summary of Accumulated Taxable Net Earnings (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	$ 65,642,334	$ 92,529,425	$ 136,125,855
Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed amount	$ 0	$ 0
Fixed amount Rate	25.00%	25.00%
Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed amount	$ 1,901	$ 1,250
Fixed amount Rate	30.00%	30.00%
Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed amount	$ 22,435	$ 14,750
Fixed amount Rate	35.00%	35.00%
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	$ 0	$ 0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	0	0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	7,605	5,000
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	7,605	5,000
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	7,605	5,000
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	76,049	50,000
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	76,049	50,000
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Taxes from Continuing Operations	$ 76,049	$ 50,000